SP Funds S&P World (ex-US) ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace/Defense - 2.1%
Airbus SE - ADR	4,391	$165,980
BAE Systems PLC - ADR	1,298	86,642
Melrose Industries PLC	2,376	17,969
MTU Aero Engines AG - ADR	170	24,048
Safran SA - ADR	2,433	133,742
Thales SA - ADR	138	4,368
		432,749

Agriculture - 0.1%
Charoen Pokphand Indonesia Tbk PT	28,638	9,203
IOI Corp. Bhd	9,053	7,527
Kuala Lumpur Kepong Bhd	1,640	7,524
		24,254

Airlines - 0.1%
Ryanair Holdings PLC - ADR	135	13,675

Apparel - 1.4%
adidas AG - ADR	620	77,469
Burberry Group PLC - ADR	798	8,060
Hermes International SCA - ADR	585	128,045
Kering SA - ADR	1,264	38,767
Puma SE	58	2,880
Shenzhou International Group Holdings Ltd. - ADR	3,653	30,612
		285,833

Auto Manufacturers - 1.8%
BYD Co. Ltd. - ADR	2,138	127,275
Ferrari NV	204	83,973
Geely Automobile Holdings Ltd. - ADR	1,300	26,377
Great Wall Motor Co. Ltd. - ADR	856	11,834
Li Auto, Inc. - Class A (a)	5,416	53,176
NIO, Inc. - ADR (a)	7,042	31,266
Subaru Corp. - ADR	2,246	21,809
XPeng, Inc. - Class A (a)	5,057	20,941
		376,651

Auto Parts & Equipment - 0.6%
Bridgestone Corp. - ADR	1,982	40,453
Denso Corp. - ADR	4,120	67,485
Fuyao Glass Industry Group Co. Ltd. - Class H	2,854	14,906
Magna International, Inc.	100	4,435
		127,279

Beverages - 0.2%
Arca Continental SAB de CV	1,941	19,125
Nongfu Spring Co. Ltd. - Class H	7,793	30,376
		49,501

Biotechnology - 1.8%
Argenx SE - ADR (a)	117	60,357
BeiGene Ltd. - ADR (a)	312	51,973
BioNTech SE - ADR (a)	132	11,378
CSL Ltd. - ADR	1,725	175,991
Genmab AS - ADR (a)	1,226	34,684
Innovent Biologics, Inc. (a)	6,925	34,306
		368,689

Building Materials - 1.5%
Anhui Conch Cement Co. Ltd. - ADR	1,189	14,482
Daikin Industries Ltd. - ADR	5,556	80,451
Geberit AG - ADR	582	37,079
James Hardie Industries PLC - ADR (a)	742	26,831
Kingspan Group PLC - ADR	271	25,466
NIBE INDUSTRIER AB SER'B'NPV - Class B (a)	2,715	11,909
Sika AG - ADR	2,814	85,517
Svenska Cellulosa AB SCA - Class B	1,068	14,509
Xinyi Glass Holdings Ltd. - ADR	613	12,738
		308,982

Chemicals - 3.0%
Air Liquide SA - ADR	5,117	186,566
Brenntag SE - ADR	1,115	15,945
Croda International PLC - ADR	391	10,189
DSM-Firmenich AG	349	44,582
Givaudan SA - ADR	743	72,769
Nippon Paint Holdings Co. Ltd.	1,907	12,140
Nissan Chemical Corp.	132	4,276
Nitto Denko Corp. - ADR	465	20,167
Novozymes AS - ADR	616	39,252
Petronas Chemicals Group Bhd	7,704	9,725
Shin-Etsu Chemical Co. Ltd. - ADR	7,194	159,491
Sociedad Quimica y Minera de Chile SA - ADR	613	23,331
Solvay SA	248	8,727
Symrise AG - ADR	894	28,250
		635,410

Coal - 0.3%
China Shenhua Energy Co. Ltd. - ADR	3,808	63,060

Commercial Services - 3.0%
Amadeus IT Group SA - ADR	839	55,349
Brambles Ltd. - ADR	1,152	23,616
Bureau Veritas SA - ADR	206	12,887
Experian PLC - ADR	1,725	81,368
Intertek Group PLC - ADR	243	15,785
MOG Digitech Holdings Ltd. (a)	6,957	891
New Oriental Education & Technology Group, Inc. - ADR (a)	733	46,047
Recruit Holdings Co. Ltd. - ADR	15,133	172,516
RELX PLC - ADR	3,424	161,716
Secom Co. Ltd. - ADR	1,300	20,670
SGS SA - ADR	2,600	28,314
TOPPAN Holdings, Inc. - ADR	967	13,553
		632,712

Computers - 3.1%
Capgemini SE - ADR	1,445	57,410
CGI, Inc. (a)	352	40,114
Check Point Software Technologies Ltd. (a)	158	28,985
Fujitsu Ltd. - ADR	3,236	57,860
Globant SA (a)	58	11,293
Infosys Ltd. - ADR	16,427	363,530
Nomura Research Institute Ltd. - ADR	761	23,395
Obic Co. Ltd.	133	20,154
Wipro Ltd. - ADR	6,352	39,128
WNS Holdings Ltd. (a)	169	10,069
		651,938

Cosmetics/Personal Care - 2.6%
Beiersdorf AG - ADR	687	19,937
Kao Corp. - ADR	3,472	30,310
L'Oreal SA - ADR	1,979	171,362
Shiseido Co. Ltd. - ADR	893	27,987
Unicharm Corp. - ADR	3,842	25,857
Unilever PLC - ADR	4,446	272,984
		548,437

Distribution/Wholesale - 0.1%
Toromont Industries Ltd.	135	12,548

Electric - 0.0%(b)
Orsted AS - ADR (a)	176	3,488

Electrical Components & Equipment - 1.3%
Legrand SA - ADR	2,516	54,170
Schneider Electric SE - ADR	4,728	227,700
		281,870

Electronics - 2.6%
ABB Ltd.	2,719	150,676
Assa Abloy AB - ADR	3,731	56,711
BYD Electronic International Co. Ltd.	3,499	13,616
Delta Electronics Thailand PCL	22,158	63,406
Halma PLC	660	22,567
Hoya Corp. - ADR	651	81,232
Kyocera Corp. - ADR	2,405	30,183
Murata Manufacturing Co. Ltd. - ADR	7,126	78,671
NIDEC CORP - ADR	3,660	40,260
Shimadzu Corp.	494	14,637
		551,959

Energy-Alternate Sources - 0.3%
Energy Absolute PCL	5,586	564
Vestas Wind Systems AS - ADR (a)	5,716	46,900
Xinyi Solar Holdings Ltd.	15,447	7,336
		54,800

Engineering & Construction - 0.7%
Airports of Thailand PCL	19,466	30,855
Grupo Aeroportuario del Pacifico SAB de CV - ADR	169	27,038
Grupo Aeroportuario del Sureste SAB de CV - ADR	97	29,147
Stantec, Inc.	195	17,148
WSP Global, Inc.	204	33,867
		138,055

Environmental Control - 0.4%
Waste Connections, Inc.	470	83,542

Food - 3.4%
Ajinomoto Co., Inc. - ADR	1,030	43,126
Bid Corp. Ltd.	1,748	43,559
BIM Birlesik Magazalar AS	2,057	38,859
Chocoladefabriken Lindt & Spruengli AG	2	25,016
Kerry Group PLC - ADR	243	22,789
Mowi ASA - ADR	724	12,210
Nestle SA - ADR	4,550	459,504
Nissin Foods Holdings Co. Ltd.	434	12,902
Orkla ASA - ADR	1,189	10,130
SD Guthrie Bhd	10,237	9,960
Sumber Alfaria Trijaya Tbk PT	75,854	13,249
Tingyi Cayman Islands Holding Corp.	5,332	6,505
Want Want China Holdings Ltd.	13,809	8,290
Yakult Honsha Co. Ltd.	317	6,502
		712,601

Food Service - 0.5%
Compass Group PLC - ADR	3,318	103,754

Forest Products & Paper - 0.2%
Mondi PLC - ADR	283	11,060
UPM-Kymmene Oyj - ADR	798	26,318
		37,378

Gas - 0.0%(b)
ENN Energy Holdings Ltd. - ADR	280	7,801

Hand/Machine Tools - 0.3%
Fuji Electric Co. Ltd.	132	7,485
Makita Corp. - ADR	428	13,910
Schindler Holding AG	58	15,484
Techtronic Industries Co. Ltd. - ADR	464	29,747
		66,626

Healthcare-Products - 2.7%
Alcon, Inc.	803	76,063
Cochlear Ltd. - ADR	169	19,181
Coloplast AS - ADR	1,765	23,051
EssilorLuxottica SA - ADR	967	110,576
Fisher & Paykel Healthcare Corp. Ltd.	1,032	19,829
FUJIFILM Holdings Corp. - ADR	4,276	50,414
Koninklijke Philips NV (a)	1,639	46,254
Olympus Corp.	2,452	42,437
QIAGEN NV	390	17,421
Sartorius Stedim Biotech	41	8,205
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	5,755	2,910
Siemens Healthineers AG - ADR	990	26,502
Smith & Nephew PLC - ADR	650	18,707
Sonova Holding AG - ADR	420	25,633
Straumann Holding AG - ADR	1,945	24,877
Sysmex Corp. - ADR	697	11,382
Terumo Corp. - ADR	2,814	50,202
		573,644

Healthcare-Services - 1.1%
Bangkok Dusit Medical Services PCL	22,250	16,386
Bumrungrad Hospital PCL	1,115	7,695
Eurofins Scientific SE (a)	44	2,611
Genscript Biotech Corp. (a)	2,547	4,056
ICON PLC (a)	130	42,697
IHH Healthcare Bhd	13,946	19,123
Lonza Group AG - ADR	1,306	87,254
Sonic Healthcare Ltd. - ADR	687	12,826
WuXi AppTec Co. Ltd. - Class H	1,716	7,040
Wuxi Biologics Cayman, Inc. - ADR (a)	8,901	25,457
		225,145

Home Builders - 0.0%(b)
Sekisui Chemical Co. Ltd.	428	6,467

Home Furnishings - 0.2%
Haier Smart Home Co. Ltd. - ADR	2,748	35,923

Household Products/Wares - 0.4%
Henkel AG & Co. KGaA - ADR	539	10,465
Reckitt Benckiser Group PLC - ADR	6,664	71,971
		82,436

Insurance - 0.0%(b)
Hapvida Participacoes e Investimentos S/A (a)	12,731	9,166

Internet - 5.7%
Auto Trader Group PLC - ADR	4,920	12,890
Coupang, Inc. (a)	1,950	40,462
GoTo Gojek Tokopedia Tbk PT (a)	3,526,439	11,495
JD.com, Inc. - ADR	5,633	148,655
Kanzhun Ltd. - ADR	1,263	17,152
M3, Inc. - ADR	1,654	7,641
Meituan - ADR (a)	10,041	277,734
PDD Holdings, Inc. - ADR (a)	3,268	421,213
Prosus NV - ADR	14,003	97,741
Rightmove PLC - ADR	613	9,054
Shopify, Inc. - Class A (a)	2,095	128,237
Trend Micro, Inc. - ADR	241	11,674
Vipshop Holdings Ltd. - ADR	1,004	13,695
		1,197,643

Iron/Steel - 1.1%
BlueScope Steel Ltd.	808	11,692
Fortescue Ltd. - ADR	1,570	39,454
Vale SA - ADR	16,458	178,570
		229,716

Leisure Time - 0.5%
Shimano, Inc. - ADR	1,189	21,022
Wolters Kluwer NV - ADR	464	78,063
		99,085

Lodging - 0.1%
H World Group Ltd. - ADR	650	19,500

Machinery-Construction & Mining - 0.7%
Epiroc AB - ADR	930	17,289
Metso Oyj	724	7,347
Mitsubishi Electric Corp. - ADR	1,982	65,406
Sandvik AB - ADR	2,052	42,025
Siemens Energy AG - ADR (a)	856	24,781
		156,848

Machinery-Diversified - 2.7%
Atlas Copco AB - ADR	2,941	46,174
Atlas Copco AB - ADR	4,867	87,411
FANUC Corp. - ADR	3,129	46,340
Hexagon AB - ADR	4,039	40,976
Keyence Corp.	356	155,901
Kone Oyj - ADR	1,189	30,391
Omron Corp. - ADR	317	11,732
SMC Corp. - ADR	2,297	56,155
Spirax Group PLC	124	14,430
WEG SA	6,508	58,198
Yaskawa Electric Corp. - ADR	169	11,661
		559,369

Media - 0.4%
Informa PLC - ADR	1,004	22,449
Pearson PLC - ADR	1,004	13,564
Thomson Reuters Corp.	276	44,703
		80,716

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	465	8,691
Tenaris SA - ADR	317	10,093
		18,784

Mining - 4.6%
Agnico Eagle Mines Ltd.	844	65,085
Barrick Gold Corp.	3,354	62,105
BHP Group Ltd. - ADR	4,371	242,722
Boliden AB - ADR	169	10,375
Cameco Corp.	805	36,618
Franco-Nevada Corp.	323	41,600
Gold Fields Ltd. - ADR	4,048	69,464
Grupo Mexico SAB de CV - Class B	13,578	76,364
Impala Platinum Holdings Ltd. - ADR	4,418	22,443
Norsk Hydro ASA - ADR	1,913	10,560
Northam Platinum Holdings Ltd.	1,712	13,426
Pilbara Minerals Ltd.	2,827	5,409
Press Metal Aluminium Holdings Bhd	18,896	22,044
Rio Tinto Ltd.	623	47,793
Rio Tinto PLC - ADR	1,967	128,170
Sibanye Stillwater Ltd. - ADR	3,731	16,901
South32 Ltd. - ADR	1,448	14,567
Southern Copper Corp.	369	39,339
Wheaton Precious Metals Corp.	808	48,283
		973,268

Miscellaneous Manufacturing - 0.2%
Alfa Laval AB - ADR	354	15,679
Smiths Group PLC - ADR	502	11,727
Sunny Optical Technology Group Co. Ltd. - ADR	243	13,554
		40,960

Office-Business Equipment - 0.3%
Canon, Inc.	1,825	57,518

Oil & Gas - 1.4%
ARC Resources Ltd.	1,083	18,729
Canadian Natural Resources Ltd.	3,734	132,499
Imperial Oil Ltd.	280	20,048
Neste Oyj - ADR	1,448	14,731
PTT Exploration & Production PCL	6,538	26,963
Tourmaline Oil Corp.	534	23,483
Woodside Energy Group Ltd. - ADR	3,577	65,244
		301,697

Pharmaceuticals - 13.5%
Astellas Pharma, Inc. - ADR	3,171	36,815
AstraZeneca PLC - ADR	5,399	427,331
Chugai Pharmaceutical Co. Ltd. - ADR	2,440	53,192
CSPC Pharmaceutical Group Ltd.	37,372	27,843
Daiichi Sankyo Co. Ltd. - ADR	3,512	143,816
Dr Reddy's Laboratories Ltd. - ADR	546	44,379
Eisai Co. Ltd.	507	19,409
GSK PLC - ADR	3,703	143,565
Merck KGaA - ADR	1,225	43,867
Novartis AG - ADR	3,478	387,728
Novo Nordisk AS - ADR	5,503	729,863
Ono Pharmaceutical Co. Ltd. - ADR	2,600	12,623
Otsuka Holdings Co. Ltd. - ADR	1,802	46,041
Richter Gedeon Nyrt	481	13,710
Roche Holding AG	52	18,301
Roche Holding AG - ADR	9,813	397,525
Sanofi SA - ADR	3,996	207,033
Shionogi & Co. Ltd. - ADR	1,617	17,625
Sino Biopharmaceutical Ltd.	46,180	16,611
UCB SA - ADR	391	32,811
		2,820,088

Pipelines - 0.0%(b)
Petronas Gas Bhd	2,832	11,218

Real Estate - 0.3%
China Resources Mixc Lifestyle Services Ltd.	1,802	5,063
Daito Trust Construction Co. Ltd. - ADR	391	12,000
KE Holdings, Inc. - ADR	3,051	42,256
		59,319

Retail - 3.3%
Alibaba Health Information Technology Ltd. (a)	12,979	5,499
ANTA Sports Products Ltd. - ADR	202	44,919
Associated British Foods PLC - ADR	428	13,696
Cie Financiere Richemont SA - ADR	9,236	140,369
Clicks Group Ltd. - ADR	515	19,851
Dollarama, Inc.	476	44,597
Fast Retailing Co. Ltd. - ADR	3,733	103,031
H & M Hennes & Mauritz AB - ADR	4,048	12,346
Industria de Diseno Textil SA - ADR	3,840	93,158
JD Health International, Inc. (a)	4,724	13,152
JUMBO SA	390	10,449
Li Ning Co. Ltd. - ADR	432	20,114
MatsukiyoCocokara & Co.	354	5,766
Moncler SpA	353	21,040
Nitori Holdings Co. Ltd. - ADR	1,226	14,859
Raia Drogasil SA	5,346	26,263
Swatch Group AG - ADR	893	9,135
Topsports International Holdings Ltd.	7,071	3,159
Wesfarmers Ltd. - ADR	4,239	102,202
		703,605

Semiconductors - 22.0%
Advantest Corp. - ADR	1,346	59,022
ASM International NV	76	52,107
ASML Holding NV	690	635,024
Disco Corp. - ADR	1,605	53,447
Hamamatsu Photonics KK	132	3,815
Infineon Technologies AG - ADR	2,333	81,515
Lasertec Corp. - ADR	654	23,250
Renesas Electronics Corp. - ADR	5,405	46,483
Rohm Co. Ltd. - ADR	502	6,791
STMicroelectronics NV	1,114	36,887
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	20,108	3,333,906
Tokyo Electron Ltd. - ADR	1,734	182,330
United Microelectronics Corp. - ADR	10,581	88,563
		4,603,140

Software - 2.9%
Constellation Software, Inc.	32	100,909
Dassault Systemes SE - ADR	1,232	46,791
Kingdee International Software Group Co. Ltd. (a)	12,977	10,416
Sage Group PLC - ADR	433	24,581
SAP SE - ADR	1,792	379,187
WiseTech Global Ltd.	317	19,678
Xero Ltd. (a)	240	21,656
		603,218

Telecommunications - 2.0%
Celcomdigi Bhd	9,926	8,209
Chunghwa Telecom Co. Ltd. - ADR	1,870	69,470
Elisa Oyj	132	6,145
Hellenic Telecommunications Organization SA - ADR	1,596	12,959
Nice Ltd. - ADR (a)	97	17,557
Nokia Oyj - ADR	10,078	39,506
Singapore Telecommunications Ltd. - ADR	1,078	24,848
Swisscom AG - ADR	391	23,863
Telefonaktiebolaget LM Ericsson - ADR	5,338	36,779
Telefonica Brasil SA - ADR	234	2,010
Telekom Malaysia Bhd	6,036	9,157
Vodacom Group Ltd. - ADR	2,785	15,485
Xiaomi Corp. - Class B (a)	68,097	146,794
		412,782

Transportation - 2.1%
Canadian National Railway Co.	1,033	119,515
Canadian Pacific Kansas City Ltd.	1,647	138,036
DSV AS - ADR	590	54,239
JD Logistics, Inc. (a)	5,036	5,189
Kuehne + Nagel International AG - ADR	477	29,672
MTR Corp. Ltd.	1,485	4,809
SG Holdings Co. Ltd.	880	8,911
SITC International Holdings Co. Ltd.	3,588	7,992
TFI International, Inc.	131	20,380
Yamato Holdings Co. Ltd.	611	7,419
ZTO Express Cayman, Inc. - ADR	1,954	37,028
		433,190
TOTAL COMMON STOCKS (Cost $19,751,604)		20,888,037

PREFERRED STOCKS - 0.1%	Shares	Value
Iron/Steel - 0.1%
Gerdau SA - ADR	6,252	20,256
TOTAL PREFERRED STOCKS (Cost $23,096)		20,256

TOTAL INVESTMENTS - 99.8% (Cost $19,774,700)		20,908,293
Other Assets in Excess of Liabilities - 0.2%		44,460
TOTAL NET ASSETS - 100.0%		$20,952,753

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings by Country as of July 31, 2024
(% of Net Assets)
Taiwan	$3,491,939	16.6%
Japan	2,590,079	12.7
Switzerland	2,176,248	10.2
United Kingdom	1,622,861	7.8
France	1,553,602	7.3
China	1,436,039	6.9
Canada	1,236,481	6.0
Netherlands	986,967	4.8
Denmark	931,477	4.5
Australia	780,375	3.7
Germany	746,224	3.6
Ireland	634,039	3.0
India	457,106	2.1
Sweden	400,874	1.9
Brazil	294,463	1.3
South Africa	201,129	1.0
Mexico	151,674	0.7
Spain	148,507	0.7
Thailand	145,869	0.7
United States	131,774	0.6
Finland	124,438	0.5
Hong Kong	112,063	0.5
Italy	105,013	0.4
Malaysia	104,487	0.4
Israel	46,542	0.3
Belgium	41,538	0.2
New Zealand	41,485	0.2
Turkey	38,859	0.2
Indonesia	33,947	0.2
Norway	32,900	0.2
Singapore	24,848	0.1
Greece	23,408	0.1
Chile	23,331	0.1
Hungary	13,710	0.1
Luxembourg	12,704	0.1
Uruguay	11,293	0.1
Other Assets in Excess of Liabilities	44,460	0.2
	$20,952,753	100.0%

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The SP Funds S&P World (ex-US) ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

SP Funds S&P World (ex-US) ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$20,842,799	$45,238	$–	$20,888,037
Preferred Stocks	20,256	–	–	20,256
Total Assets	$20,863,055	$45,238	$–	$20,908,293

Refer to the Schedule of Investments for industry classifications.